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                                 SchwabFunds(R)
                             101 Montgomery Street
                            San Francisco, CA  94104

                                November 6, 1997

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Schwab Investments
                 Schwab Short-Term Bond Index Fund
                 Schwab Total Bond Market Index Fund
         File Nos. 33-37459 and 811-06200
         --------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus, dated November 1, 1997, for the above-named Funds does not differ from the prospectus in the most recently electronically filed post-effective amendment number 20. Also pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the statement of additional information (SAI), dated November 1, 1997, for the above-named Funds does not differ from the SAI in the most recently electronically filed post-effective amendment number 20.


Sincerely,

/s/ Matthew M. O'Toole

Matthew M. O'Toole
Corporate Counsel





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